Debt - Additional Information (Details) - USD ($)	3 Months Ended
	Dec. 31, 2016		Mar. 31, 2017		Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 89,000,000		$ 46,000,000		$ 187,000,000
Long-term Debt, Gross	6,948,000,000		6,894,000,000
Long-term Debt	6,838,000,000		6,789,000,000		6,964,000,000
Unamortized discounts	110,000,000		105,000,000		132,000,000
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	4,000,000,000				2,100,000,000
CERP
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	68,000,000		26,000,000		117,000,000
Long-term Debt, Gross	4,618,000,000		4,570,000,000
Long-term Debt	4,563,000,000		4,517,000,000		4,627,000,000
Revolver capacity	270,000,000		270,000,000
CERP | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	6,000,000
CGP
Debt Instrument [Line Items]
Revolver capacity	160,000,000		160,000,000
Revolving Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			0
Revolving Credit Facility [Member] | CERP | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	40,000,000	[1]	0	[2]
Long-term Debt	40,000,000	[1],[2]	0	[2]	80,000,000	[1]
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	21,000,000		20,000,000		70,000,000
Variable Interest Entity, Primary Beneficiary [Member] | CGP
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	21,000,000		20,000,000		70,000,000
Long-term Debt, Gross	2,330,000,000		2,324,000,000
Long-term Debt	2,275,000,000		2,272,000,000		2,337,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Revolving Credit Facility [Member] | CERP | Secured Debt [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	0
Variable Interest Entity, Primary Beneficiary [Member] | Revolving Credit Facility [Member] | CGP | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	[3]	0	[4]
Long-term Debt	0	[3],[4]	0	[4]	45,000,000	[3]
Revolver capacity	(150,000,000)
Letters of Credit Outstanding, Amount	0
Variable Interest Entity, Primary Beneficiary [Member] | Horseshoe Baltimore Credit Facility [Member] | CGP | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	[5]	0	[6]
Long-term Debt	0	[5],[6]	$ 0	[6]	0	[5]
Revolver capacity	$ (10,000,000)
Variable Interest Entity, Primary Beneficiary [Member] | Horseshoe Baltimore Credit Facility [Member] | CGP | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%	[3],[7],[8]	8.25%	[9],[10]
Long-term Debt, Gross	$ 297,000,000	[8]	$ 296,000,000	[10]
Long-term Debt	$ 287,000,000	[8],[10]	$ 287,000,000	[10]	288,000,000	[8]
Variable Interest Entity, Primary Beneficiary [Member] | Other Debt Obligations [Member] | CGP | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	[7]	8.00%	[9]
Long-term Debt, Gross	$ 5,000,000		$ 5,000,000
Long-term Debt	$ 4,000,000		$ 4,000,000		$ 4,000,000

[1]	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.
[2]	Variable interest rate for amounts currently borrowed is determined by adding LIBOR to a base rate of 6.00%.
[3]	Variable interest rate calculated as LIBOR plus 5.00%.
[4]	Variable interest rate calculated as LIBOR plus 5.00%.
[5]	Variable interest rate calculated as LIBOR plus 7.00%.
[6]	Variable interest rate calculated as LIBOR plus 7.00%.
[7]	Interest rate is fixed, except where noted.
[8]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
[9]	Interest rate is fixed, except where noted.
[10]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.